PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Sep. 30, 2025
Property, Plant and Equipment [Abstract]
PROPERTY, PLANT AND EQUIPMENT

NOTE 7 – PROPERTY, PLANT AND EQUIPMENT

Property, plant and equipment consisted of the following as of September 30, 2025 and 2024:

	As of September 30,
	2025	2024
Buildings	$5,802,420	$5,886,262
Machinery	8,826,527	8,446,168
Furniture, fixtures and equipment	671,539	647,880
Motor vehicles	464,794	471,510
Total property plant and equipment, at cost	15,765,280	15,451,820
Less: accumulated depreciation	(7,960,475)	(7,347,486)
	7,804,805	8,104,335
Construction in progress (“CIP”)	1,591	—
Property, plant and equipment, net	$7,806,396	$8,104,335

Depreciation expense was $714,469 and $618,719 for the years ended September 30, 2025 and 2024, respectively.

As of September 30, 2025 and 2024, the Company pledged buildings and machinery to secure banking facilities granted to the Company. The carrying values of the pledged buildings to secure bank borrowings by the Company are shown in Note 13.